Additional disclosures - Parent-Only Income Statements (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Income Statements, Captions [Line Items]
Interest income	€ 45,741	€ 56,785	€ 54,325
Dividend income	391	533	370
Interest expense	(13,747)	(21,502)	(19,984)
Non-interest income	1,920	1,797	1,643
Non-interest expense	(2,342)	(2,138)	(2,000)
Operating profit/(loss) before tax	(2,076)	12,543	14,201
Tax expense or income from continuing operations	(5,632)	(4,427)	(4,886)
Net income	(7,708)	8,116	9,315
Banco Santander, S.A. | Reportable Legal Entities
Condensed Income Statements, Captions [Line Items]
Interest income	6,853	8,009	7,660
Dividend income	5,316	5,959	3,872
Interest and dividends from affiliates	12,169	13,968	11,532
Interest expense	(3,160)	(4,108)	(3,861)
Interest income/(Charges)	9,009	9,860	7,671
Provision for credit losses	(2,558)	(1,246)	(686)
Interest income/ (Charges) after provision for credit losses	6,451	8,614	6,985
Non-interest income	5,322	4,132	3,972
Non-interest expense	(14,020)	(9,168)	(7,573)
Operating profit/(loss) before tax	(2,247)	3,578	3,384
Tax expense or income from continuing operations	(1,310)	(48)	(83)
Net income	(3,557)	3,530	3,301
Banco Santander, S.A. | Reportable Legal Entities | Bank Subsidiaries
Condensed Income Statements, Captions [Line Items]
Dividend income	1,810	3,019	2,874
Banco Santander, S.A. | Reportable Legal Entities | Non-Bank Subsidiaries
Condensed Income Statements, Captions [Line Items]
Dividend income	€ 3,506	€ 2,940	€ 998